Stock-based Compensation - Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 9,642	$ 11,958	$ 1,090	$ 32,557	$ 4,218
Cost of revenues [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense		3,335	299	10,996	1,400
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense		5,026	392	9,973	1,183
Selling, general and administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense		$ 3,597	$ 399	$ 11,588	$ 1,635